5. Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Roll forward of notes outstanding

	Year Ended December 31, 2014	Year Ended December 31, 2013

Notes outstanding, beginning of period	$1,739	$2
Notes issued	4,119	1,737
Note repayments / redemptions	431	–

Notes outstanding, end of period	$5,427	$1,739

Maturity of outstanding notes
Year Maturing	Amount Maturing

2015	$168
2016	944
2017	1,675
2018	2,640

Total	$5,427